Item 1. Report to Shareholders

T. Rowe Price International Stock Portfolio

Certified Financials

Financial Highlights
--------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)

                                For a share outstanding throughout each period
               -----------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                6/30/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   9.26   $  11.47   $  15.07   $  19.04   $  14.52   $  12.74

Investment activities

  Net investment
  income (loss)    0.11       0.10       0.24       0.07       0.12       0.17

  Net realized
  and unrealized
  gain (loss)      0.55      (2.20)     (3.59)     (3.46)      4.69       1.84

  Total from
  investment
  activities       0.66      (2.10)     (3.35)     (3.39)      4.81       2.01

Distributions

  Net investment
  income           --        (0.10)     (0.25)     (0.10)     (0.07)     (0.17)

  Net realized
  gain             --        (0.01)      --        (0.48)     (0.22)     (0.06)

  Total
  distributions    --        (0.11)     (0.25)     (0.58)     (0.29)     (0.23)

NET ASSET VALUE

End of period  $   9.92   $   9.26   $  11.47   $  15.07   $  19.04   $  14.52

                ----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      7.13%    (18.29)%   (22.21)%   (17.84)%    33.32%     15.86%

Ratio of total
expenses to
average net
assets             1.05%!      1.05%      1.05%      1.05%     1.05%      1.05%

Ratio of net
investment
income (loss)
to average
net assets         2.37%!      0.93%      1.90%      0.43%     0.83%      1.25%

Portfolio
turnover rate      15.3%!     28.80%      27.7%      41.7%     25.4%      18.1%

Net assets,
end of period
(in thousands)  $434,980    $439,350   $550,329   $662,159  $707,330   $497,946



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
--------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------

Certified Financials
June 30, 2003 (Unaudited)

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

AUSTRALIA  1.0%

Common Stocks  0.5%

BHP Billiton                                       402,000                2,332

                                                                          2,332


Preferred Stocks  0.5%

News Corporation                                   338,269                2,087

                                                                          2,087

Total Australia (Cost $4,356)                                             4,419


BELGIUM  0.7%

Common Stocks  0.7%

Dexia (ss.)                                        128,250                1,624

Fortis                                              47,922                  833

UCB                                                 16,864                  463

Total Belgium (Cost $2,909)                                               2,920


BRAZIL  0.5%

Common Stocks  0.5%

Grupo Pao de
  Acucar ADR (USD)                                  20,100                  308

Petroleo Brasileiro
  (Petrobras) ADR (USD)                            108,220                1,922

Total Brazil (Cost $2,517)                                                2,230


CANADA  0.4%

Common Stocks  0.4%

Alcan Aluminum                                      19,520                  605

Celestica (USD) *                                   20,727                  327

Royal Bank of Canada (ss.)                          23,380                  989

Total Canada (Cost $1,626)                                                1,921


CHINA  0.3%

Common Stocks  0.3%

China Telecom Limited (HKD)                      5,296,000                1,216

Total China (Cost $932)                                                   1,216


DENMARK  0.6%

Common Stocks  0.6%

Novo Nordisk                                        68,700                2,409

Total Denmark (Cost $2,169)                                               2,409


FINLAND  1.7%

Common Stocks  1.7%

Nokia                                              440,179                7,261

Total Finland (Cost $4,631)                                               7,261


FRANCE  15.7%

Common Stocks  15.7%

Aventis (ss.)                                      110,827                6,108

AXA (ss.)                                          162,244                2,521

BNP Paribas (ss.)                                  165,526                8,425

Carrefour (ss.)                                     12,870                  632

Compagnie de Saint-Gobain (ss.)                     63,480                2,502

France Telecom *                                   185,300                4,553

Groupe Danone (ss.)                                  4,610                  639

Hermes (ss.)                                        17,396                2,455

L'Oreal (ss.)                                       22,457                1,586

Lafarge (ss.)                                        5,349                  314

Lafarge, Rights *                                    5,349                   14

LVMH (ss.)                                          56,443                2,804

Orange *                                           123,520                1,098

Pinault Printemps Redoute                            8,416                  635

Sanofi-Synthelabo (ss.)                            107,462                6,304

Schneider Electric                                  55,004                2,590

Societe Generale                                    23,516                1,493

Societe Television Francaise 1 (ss.)               106,331                3,278

Sodexho Alliance (ss.)                             130,479                3,527

STMicroelectronics (ss.)                            69,402                1,458

Thomson (ss.)                                       59,300                  916

Total, Series B (ss.)                               89,037               13,478

Vivendi Universal *                                 41,836                  763

Total France (Cost $58,073)                                              68,093


GERMANY  2.2%

Common Stocks  2.2%

Allianz                                             13,253                1,103

Bayer (ss.)                                         24,602                  571

Bayerische Hypo-und
  Vereinsbank *                                     20,052                  332

Celesio (ss.)                                       38,947                1,533

Deutsche Bank (ss.)                                 43,067                2,798

E.On (ss.)                                          19,109                  984

Rhoen-Klinikum (ss.)                                15,864                  638

SAP                                                  9,260                1,094

Siemens                                             12,849                  631

Total Germany (Cost $10,842)                                              9,684


HONG KONG  0.6%

Common Stocks  0.6%

Cheung Kong Holdings                               121,000                  726

China Mobile (Hong Kong)                           744,000                1,756

Total Hong Kong (Cost $2,261)                                             2,482

INDIA  0.8%

Common Stocks  0.8%

Hindustan Lever                                    783,830      $         3,010

ICICI Bank ADR (USD) * (ss.)                        22,753                  166

                                                                          3,176


Corporate Bonds 0.0%

Hindustan Lever, 9.00%,
  1/1/05 (INR)                                     783,830                  101

                                                                            101

Total India (Cost $4,121)                                                 3,277


ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software
  Technologies (USD) *                              28,726                  562

Total Israel (Cost $560)                                                    562


ITALY  5.8%

Common Stocks  5.8%

Alleanza Assicurazioni (ss.)                       275,160                2,621

Banca Intesa                                       760,990                2,438

ENI (ss.)                                          354,258                5,366

Mediaset (ss.)                                     154,964                1,314

Mediolanum (ss.)                                   139,175                  778

Olivetti * (ss.)                                   571,843                  719

Telecom Italia
  (Ordinary shares) (ss.)                          250,192                2,268

Telecom Italia
  (Savings shares) (ss.)                           284,000                1,558

Telecom Italia Mobile (ss.)                        736,774                3,636

UniCredito Italiano (ss.)                          978,161                4,669

Total Italy (Cost $21,262)                                               25,367


JAPAN  14.1%

Common Stocks  14.1%

Canon (ss.)                                         85,000                3,908

Credit Saison                                       78,900                1,296

Denso                                               72,600                1,153

Fanuc                                               18,000                  894

Fuji Television Network                                239                  846

Fujisawa Pharmaceutical                            157,000                2,947

Hitachi Chemical                                    19,300                  198

Honda Motor (ss.)                                  124,200                4,715

Ito-Yokado                                          49,000                1,175

Japan Telecom Holdings                                 550                1,675

Keyence                                              6,200                1,138

Kyocera                                             14,100                  808

Marui (ss.)                                        147,000                1,309

Mitsubishi Estate                                  261,000                1,770

Mitsui Fudosan (ss.)                               410,000                2,624

Murata Manufacturing                                17,400                  685

Nissan Motor                                       111,800                1,071

Nomura Securities                                  273,000                3,471

NTT DoCoMo                                           1,825                3,959

Rohm                                                24,500                2,676

Secom (ss.)                                        131,500                3,862

Seven-Eleven Japan                                 130,000                3,243

Shin-Etsu Chemical                                  31,100                1,064

Shiseido                                           204,000                1,986

SMC                                                 13,100                1,105

Sony                                                31,900                  900

Sumitomo                                            84,000                  388

Suzuki Motor (ss.)                                 123,000                1,603

Takeda Chemical Industries                          40,000                1,478

Toyota Motor                                       133,600                3,467

Yamanouchi Pharmaceutical                          112,000                2,925

Yamato Transport                                    94,000                1,042

Total Japan (Cost $68,083)                                               61,381


LUXEMBOURG  0.0%

Common Stocks  0.0%

SES Global GDR                                      28,390                  184

Total Luxembourg (Cost $408)                                                184


MEXICO  1.4%

Common Stocks  1.4%

America Movil
  ADR, Series L (USD)                              100,500                1,884

Femsa UBD Units
(Represents 1 Series B
  and 4 Series D shares)                           381,790                1,571

Grupo Financiero BBVA
  Bancomer, Series B *                           1,562,100                1,320

Wal-Mart de Mexico (ss.)                           494,800                1,459

Total Mexico (Cost $5,331)                                                6,234



NETHERLANDS  4.7%

Common Stocks  4.7%

Akzo Nobel                                           7,184      $           191

ASML Holding *                                     157,400                1,497

Equant * (ss.)                                      10,988                   71

Fortis                                              98,060                1,692

ING Groep                                          260,700                4,537

Philips Electronics                                181,883                3,464

Reed Elsevier (ss.)                                135,670                1,603

Royal Dutch Petroleum                               50,670                2,356

Royal KPN *                                        316,700                2,248

VNU                                                 57,211                1,765

Wolters Kluwer                                      87,942                1,062

Total Netherlands (Cost $23,879)                                         20,486


NORWAY  0.4%

Common Stocks  0.4%

Orkla, Series A (ss.)                               77,020                1,335

Statoil (ss.)                                       67,000                  571

Total Norway (Cost $1,614)                                                1,906


RUSSIA  0.8%

Common Stocks  0.8%

Lukoil ADR, 144A (USD) ++                           15,120                1,194

YUKOS ADR (USD) (ss.)                               39,712                2,214

Total Russia (Cost $1,902)                                                3,408


SINGAPORE  1.0%

Common Stocks  1.0%

MobileOne Limited                                1,168,000                  889

United Overseas Bank                               495,424                3,489

Total Singapore (Cost $3,878)                                             4,378


SOUTH AFRICA  0.2%

Common Stocks  0.2%

Nedcor                                              61,600                  737

Total South Africa (Cost $708)                                              737


SOUTH KOREA  2.4%

Common Stocks  2.4%

KT Corp. ADR (USD) (ss.)                           115,425                2,275

POSCO ADR (USD)                                     52,822                1,383

Samsung Electronics                                 13,856                4,118

South Korea Telecom                                 16,540                2,825

Total South Korea (Cost $7,786)                                          10,601


SPAIN  4.0%

Common Stocks  4.0%

Banco Bilbao Vizcaya
  Argentaria                                       333,296                3,508

Banco Santander Central
  Hispano                                          358,195                3,144

Endesa (ss.)                                       117,841                1,976

Gas Natural (ss.)                                   89,300                1,797

Inditex                                             98,800                2,489

Repsol (ss.)                                        66,408                1,079

Telefonica                                         200,365                2,330

Telefonica ADR (USD)                                32,281                1,116

Total Spain (Cost $16,218)                                               17,439


SWEDEN  2.9%

Common Stocks  2.9%

Electrolux, Series B                                81,690                1,614

Hennes & Mauritz, Series B                         158,640                3,651

LM Ericsson, Series B *                            592,879                  638

Nordea                                             222,888                1,076

Sandvik                                             16,720                  438

Securitas, Series B (ss.)                          490,852                5,034

Total Sweden (Cost $14,328)                                              12,451


SWITZERLAND  5.8%

Common Stocks  5.8%

Adecco                                             132,020                5,450

Credit Suisse Group                                 27,300                  720

Nestle (ss.)                                        48,684               10,068

Roche (Participation certificates)                  32,000                2,516

UBS (ss.)                                          114,988                6,410

Total Switzerland (Cost $20,621)                                         25,164


TAIWAN  0.5%

Common Stocks  0.5%

MediaTek                                            59,000                  592

Taiwan Semiconductor
  Manufacturing *                                  952,149                1,568

Total Taiwan (Cost $2,232)                                                2,160


THAILAND  0.3%

Common Stocks  0.3%

Bangkok Bank
  (Local shares) *                                 967,000                1,287

Total Thailand (Cost $1,202)                                              1,287

UNITED KINGDOM  27.2%

Common Stocks  27.2%

Abbey National                                     100,818      $           784

AstraZeneca                                        124,334                4,994

Autonomy *                                          54,904                  160

BG Group                                           213,166                  946

BP                                                 507,000                3,522

Brambles                                           395,140                1,071

Cadbury Schweppes                                  289,066                1,710

Carnival                                            32,337                  984

Celltech *                                         147,157                  834

Centrica                                           501,100                1,456

Compass                                          1,157,680                6,252

David S. Smith                                     160,000                  435

Diageo                                             284,312                3,040

Electrocomponents                                  388,410                2,083

Friends Provident                                  148,000                  278

GKN                                                 23,000                   85

GlaxoSmithKline                                    865,898               17,504

Granada                                            149,682                  225

Hays                                               852,086                1,352

Hilton Group                                       170,000                  517

HSBC (HKD)                                          88,800                1,056

Kingfisher                                         818,908                3,753

Reckitt Benckiser                                   70,607                1,298

Reed Elsevier                                      988,917                8,242

Rio Tinto                                          281,549                5,305

Royal Bank of Scotland                             459,053               12,899

Shell Transport & Trading                        1,221,889                8,079

Standard Chartered                                 102,100                1,242

Tesco                                            1,203,250                4,361

Tomkins                                            598,322                2,245

Unilever                                           434,425                3,465

United Business Media                              102,263                  512

Vodafone                                         6,370,724               12,478

Woolworths                                         330,500                  205

WPP Group                                          614,760                4,827

Total United Kingdom (Cost $125,956)                                    118,199


UNITED STATES  2.6%

Money Market Funds  2.6%

T. Rowe Price Reserve Investment
  Fund 1.16% #                                  11,419,751               11,420

Total United States (Cost $11,420)                                       11,420


SECURITIES LENDING COLLATERAL  24.1%

Money Market Pooled Account  24.1%

Investment in money market
pooled account managed by
J.P. Morgan Chase Bank,
London                                         104,864,852              104,865

Total Securities Lending
Collateral (Cost $104,865)                                              104,865

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------

Certified Financials
June 30, 2003 (Unaudited)

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

122.8% of Net Assets (Cost $526,690)                                 $  534,141

Other Assets Less Liabilities
Including $104,865,000 obligation to
return securities lending collateral                                    (99,161)

NET ASSETS                                                           $  434,980
                                                                     ----------


Net Assets Consist of:

Undistributed net investment income (loss)                                4,920

Undistributed net realized gain (loss)                                 (168,628)

Net unrealized gain (loss)                                                7,487

Paid-in-capital applicable to 43,838,786
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                  591,201

NET ASSETS                                                           $  434,980
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $     9.92
                                                                     ----------



#    Seven-day yield
*    Non-income producing
(ss.) All or a portion of this security is on loan at June 30, 2003 - See Note 2 144A Security was purchased pursuant to Rule 144A under the Securities Act of
     1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $1,194,000 and represents 0.3% of net assets.
ADR  American Depository Receipts
GDR  Global Depository Receipts
HKD  Hong Kong dollar
INR  Indian rupee
USD  United States dollar



The accompanying notes are an integral part of these financial statements.

Statement of Operations
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T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------

Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,020)                          $    6,819

  Securities lending                                                        154

  Income distributions from mutual funds                                     39

  Interest                                                                    8

  Total income                                                            7,020

Investment management and administrative expense                          2,155

Net investment income (loss)                                              4,865

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            (28,407)

  Foreign currency transactions                                             143

  Net realized gain (loss)                                              (28,264)

Change in net unrealized gain (loss)

  Securities                                                             53,003

  Other assets and liabilities
  denominated in foreign currencies                                         (39)

  Change in net unrealized gain (loss)                                   52,964

Net realized and unrealized gain (loss)                                  24,700

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   29,565
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------

Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
--------------------------------------------------------------------------------

 Increase (Decrease) in Net Assets

 Operations

   Net investment income (loss)            $         4,865      $         4,837

   Net realized gain (loss)                        (28,264)             (78,949)

   Change in net unrealized gain (loss)             52,964              (26,917)

   Increase (decrease) in net
   assets from operations                           29,565             (101,029)

 Distributions to shareholders

   Net investment income                              --                 (4,769)

   Net realized gain                                  --                   (477)

   Decrease in net assets
   from distributions                                 --                 (5,246)

 Capital share transactions *

   Shares sold                                     102,330              769,260

   Distributions reinvested                           --                  5,235

   Shares redeemed                                (136,265)            (779,199)

   Increase (decrease) in net
   assets from capital
   share transactions                              (33,935)              (4,704)

 Net Assets

 Increase (decrease) during period                  (4,370)            (110,979)

 Beginning of period                               439,350              550,329

 End of period                             $       434,980      $       439,350
                                          --------------------------------------
*Share information

   Shares sold                                      11,458               71,664

   Distributions reinvested                           --                    575

   Shares redeemed                                 (15,058)             (72,780)

   Increase (decrease) in
   shares outstanding                               (3,600)                (541)


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio
--------------------------------------------------------------------------------

Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 1994. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $99,342,000; aggregate collateral consisted of $104,865,000 in the money market pooled account.

     Other

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $30,753,000 and $67,589,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $15,188,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $125,176,000 of unused capital loss carryforwards, of which $54,322,000 expire in 2009, and $70,854,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $526,690,000. Net unrealized gain aggregated $7,487,000 at period-end, of which $61,333,000 related to appreciated investments and $53,846,000 related to depreciated investments.


Note 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.05% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $461,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $39,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003